Current Financial Assets and Cash and Cash Equivalents - Additional Information (Detail) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of current financial assets and cash and cash equivalents [line items]
Short term restricted cash	$ 2,000
Current financial assets	144,800	$ 115,800
Total current financial assets	$ 147,130	117,055
Equity investments [member]
Disclosure of current financial assets and cash and cash equivalents [line items]
Total current financial assets		$ 1,200